COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES
(a) Operating lease commitments
The Group has entered into lease agreements for properties which it operates. Such leases are classified as operating leases. Future minimum lease payments under non-cancellable
operating lease agreements at September 30, 201
9
were as follows:

2020	995,666
2021	932,124
2022	939,201
2023	955,118
2024	885,332
Thereafter	1,503,044

Total	6,210,485

(b) Purchase Commitments
As of September 30, 2019, the Group’s commitments related to leasehold improvements and installation of equipment for RMB23,706, which is expected to be incurred within one year.
(c) Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.